INITIAL PUBLIC OFFERING (Details) - $ / shares	Oct. 10, 2018	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Redeemable warrant	0.33
Class A Ordinary shares
Subsidiary, Sale of Stock [Line Items]
Sale of stock price per unit		$ 10.00
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of units, shares	44,000,000
Sale of stock price per unit	$ 10.00
Initial Public Offering | Class A Ordinary shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued upon conversion of unit	1
Number of shares of common stock converted from each warrant (in shares)	1
Warrant exercise price	$ 11.50
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Sale of units, shares	4,000,000